UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                               MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3420
                                                      --------

                           Oppenheimer Integrity Funds
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                PRINCIPAL
                                                                                  AMOUNT        VALUE
                                                                               -----------   ------------
ASSET-BACKED SECURITIES -- 4.4%
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.779%, 11/25/35(1)                    $ 1,223,673   $  1,201,978
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 2.596%, 4/20/09(1,2)                                                       160,000        159,686
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.079%, 5/25/34(1)                                       3,925,924      3,453,784
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 2.699%, 5/26/36(1)                                      3,380,000      3,197,198
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.838%, 4/15/11(1)                         21,500,000     21,363,767
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 2.869%, 10/25/35(1)                                               660,774        658,770
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 2.699%, 5/16/36(1)                                              4,116,220      3,985,172
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series
2003-2, Cl. 2A2, 3.159%, 2/25/33(1)                                              1,458,771      1,437,044
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                       460,000        394,690
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 2.699%, 10/31/36(1)                      2,300,000      2,084,535
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 3.339%, 2/25/33(1)                                           48,808         44,951
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                         2,790,000      2,776,445
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                                     4,980,000      4,740,751
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36(1)                                       229,495        227,894
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                                       970,000        934,547
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.719%, 12/25/29 (1)                                    3,020,000      2,605,654
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 2.809%, 11/25/35(1)                      3,224,647      3,187,933
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 2.689%, 7/25/36(1)                       3,550,000      3,256,327
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.649%, 5/15/36(1)                                       395,178        390,933
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.709%, 7/7/36(1)                                      1,820,000      1,676,293
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, Cl. A4, 4.15%, 10/15/10                                           3,578,551      3,592,493

                         1 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited


                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                               ------------   ------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed
Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35(1)                                $  1,324,074   $  1,114,504
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed
Certificates, Series 2006-4, Cl. A2V, 2.646%, 3/20/36(1)                          1,120,000        993,273
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                          1,473,721      1,471,034
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35(1)                                          836,360        840,335
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                            801,705        808,190
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31(3)                                                1,079,860      1,052,788
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7,
Cl. C7, 4.168%, 3/15/16(1)                                                        4,380,000      3,450,087
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
2.249%, 1/25/29 (1),(3)                                                           1,750,658        227,586
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 2.699%, 7/1/36(1)                                                       11,300,000     10,480,322
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36(1)                            1,520,000      1,516,210
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.679%, 7/25/36(1)                                         656,169        644,303
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-Backed
Obligations, Series 2005-BC3, Cl. A2B, 2.849%, 6/25/36(1)                         2,378,347      2,348,910
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-2, Cl. A1, 2.659%, 4/25/36(1)                                           391,135        388,931
Series 2006-BNC3, Cl. A2, 2.639%, 9/25/36(1)                                      3,488,521      3,374,991
Structured Asset Securities Corp., Mtg. Pass-Through Certificates:
Series 2002-AL1, Cl. B2, 3.45%, 2/25/32                                           2,282,986      1,574,244
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                            170,428        170,648
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                            1,045,000      1,071,585
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.699%, 7/25/36(1)              3,530,000      3,350,951
                                                                                              ------------
Total Asset-Backed Securities (Cost $102,946,596)                                               96,249,737
                                                                                              ------------
MORTGAGE-BACKED OBLIGATIONS -- 91.6%

GOVERNMENT AGENCY -- 59.0%
FHLMC/FNMA/SPONSORED -- 58.9%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9, Cl. 2A2,
7%, 2/25/44                                                                       1,404,343      1,535,119
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                   22,174,551     22,143,544
5%, 6/15/33-8/15/33                                                              11,510,440     11,432,936
5.50%, 5/1/34                                                                     9,791,489      9,913,413
6%, 5/15/18-3/15/33                                                               9,298,850      9,607,685
6.50%, 4/15/18-4/1/34                                                             6,879,759      7,212,234

                        2 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                              PRINCIPAL
                                                                                AMOUNT         VALUE
                                                                             ------------   ------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 7/15/21-3/15/35                                                          $ 12,788,679   $ 13,549,849
8%, 4/1/16                                                                        511,496        544,735
9%, 4/14/17-5/1/25                                                                144,255        158,430
12.50%, 5/15/14                                                                       761            906
13.50%, 12/15/10                                                                    1,141          1,283
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                     30,038         30,019
Series 1590, Cl. IA, 3.925%, 10/15/23(1)                                        4,750,250      4,836,199
Series 2006-11, Cl. PS, 15.01%, 3/25/36(1)                                      2,650,763      3,132,689
Series 2034, Cl. Z, 6.50%, 2/15/28                                                 38,588         40,550
Series 2043, Cl. ZP, 6.50%, 4/15/28                                             3,446,527      3,614,568
Series 2046, Cl. G, 6.50%, 4/15/28                                              3,517,726      3,696,250
Series 2053, Cl. Z, 6.50%, 4/15/28                                                 41,643         43,705
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                49,725         51,792
Series 2063, Cl. PG, 6.50%, 6/15/28                                             2,745,134      2,873,045
Series 2075, Cl. D, 6.50%, 8/15/28                                                620,920        651,830
Series 2080, Cl. Z, 6.50%, 8/15/28                                              1,479,420      1,553,141
Series 2145, Cl. MZ, 6.50%, 4/15/29                                               967,972      1,016,919
Series 2148, Cl. ZA, 6%, 4/15/29                                                1,984,971      2,053,899
Series 2195, Cl. LH, 6.50%, 10/15/29                                            2,285,481      2,430,517
Series 2326, Cl. ZP, 6.50%, 6/15/31                                               846,505        890,332
Series 2341, Cl. FP, 3.718%, 7/15/31(1)                                         1,445,807      1,455,786
Series 2399, Cl. PG, 6%, 1/15/17                                                1,292,676      1,365,163
Series 2410, Cl. PF, 3.798%, 2/15/32(1)                                         4,653,985      4,619,019
Series 2423, Cl. MC, 7%, 3/15/32                                                3,229,507      3,415,924
Series 2426, Cl. BG, 6%, 3/15/17                                                7,753,084      8,170,667
Series 2427, Cl. ZM, 6.50%, 3/15/32                                             4,370,015      4,604,770
Series 2453, Cl. BD, 6%, 5/15/17                                                1,218,682      1,284,021
Series 2461, Cl. PZ, 6.50%, 6/15/32                                             4,829,835      5,105,076
Series 2463, Cl. F, 3.818%, 6/15/32(1)                                          7,085,463      7,071,121
Series 2500, Cl. FD, 3.318%, 3/15/32(1)                                           344,797        347,244
Series 2526, Cl. FE, 3.218%, 6/15/29(1)                                           547,134        549,496
Series 2551, Cl. FD, 3.218%, 1/15/33(1)                                         1,128,072      1,101,281
Series 2676, Cl. KY, 5%, 9/15/23                                                4,548,000      4,539,190
Series 2681, Cl. B, 5%, 9/15/23                                                 3,233,000      3,101,913
Series 2764, Cl. UG, 5%, 3/15/34                                                8,661,000      8,150,780
Series 3025, Cl. SJ, 14.419%, 8/15/35(1)                                        1,074,623      1,299,560
Series 3094, Cl. HS, 14.052%, 6/15/34(1)                                        1,612,531      1,925,233
Series 3138, Cl. PA, 5.50%, 2/15/27                                            18,480,039     18,953,586
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 11.934%, 6/1/26(5)                                            646,884        137,062
Series 183, Cl. IO, 10.602%, 4/1/27(5)                                          2,145,566        438,631
Series 184, Cl. IO, 16.524%, 12/1/26(5)                                         1,123,127        224,516
Series 192, Cl. IO, 13.072%, 2/1/28(5)                                            276,412         61,108
Series 200, Cl. IO, 12.188%, 1/1/29(5)                                            333,846         70,262
Series 2003-26, Cl. IK, 12.185%, 4/25/33(5)                                     3,187,694        537,775
Series 206, Cl. IO, (8.415)%, 12/1/29(5)                                          345,192         76,022
Series 2129, Cl. S, 24.706%, 2/15/29(5)                                         1,540,357        178,156

                        3 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                              -------------   -------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2130, Cl. SC, 21.787%, 3/15/29(5)                                      $     720,475   $      72,465
Series 2134, Cl. SB, 33.392%, 3/15/29(5)                                            763,113          78,134
Series 2155, Cl. SE, 24.208%, 5/15/29(5)                                          1,926,511         211,436
Series 216, Cl. IO, 11.875%, 12/1/31(5)                                           1,304,585         306,298
Series 224, Cl. IO, 8.462%, 3/1/33(5)                                             3,793,744         833,374
Series 2422, Cl. SJ, 55.662%, 1/15/32(5)                                          3,432,874         367,115
Series 243, Cl. 6, 15.055%, 12/15/32(5)                                           2,339,912         444,699
Series 2493, Cl. S, 46.481%, 9/15/29(5)                                             200,243          23,319
Series 2517, Cl. GS, 27.943%, 2/15/32(5)                                          1,028,750         124,445
Series 2796, Cl. SD, 31.071%, 7/15/26(5)                                          1,155,033         119,225
Series 2802, Cl. AS, 64.495%, 4/15/33(5)                                          3,821,957         317,493
Series 2920, Cl. S, 35.536%, 1/15/35(5)                                           4,540,043         333,315
Series 3000, Cl. SE, 57.608%, 7/15/25(5)                                          6,835,744         577,184
Series 3110, Cl. SL, 88.749%, 2/15/26(5)                                          2,080,374         179,213
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 4.721%, 6/1/26(6)                                               270,027         231,086
Series 192, Cl. PO, 6.336%, 2/1/28(6)                                               269,423         220,880
Federal National Mortgage Assn.:
4.50%, 6/25/18-8/1/20                                                            40,731,513      40,712,337
4.50%, 4/1/21(7)                                                                 49,135,000      48,873,995
5%, 12/1/17-9/25/33                                                             126,678,696     128,007,336
5%, 4/1/23-4/1/38(7)                                                            134,127,000     133,602,331
5.50%, 12/25/18-1/25/34                                                          79,414,581      80,449,235
5.50%, 4/1/23-4/1/38(7)                                                         166,511,000     168,282,854
5.50%, 12/25/32(8)                                                               54,145,543      54,876,958
6%, 5/25/20-12/1/33                                                              49,489,886      51,021,693
6%, 4/1/21(7)                                                                    19,276,000      19,839,225
6%, 3/1/33-11/1/33(8)                                                            22,005,139      22,683,644
6.50%, 6/25/17-11/25/31                                                          33,574,052      35,197,584
6.50%, 4/1/37(7)                                                                 44,334,000      45,920,315
7%, 1/25/09-4/1/34                                                               13,968,589      14,810,208
7%, 4/1/37(7)                                                                       635,000         666,552
7.50%, 1/1/33-8/25/33                                                            11,210,657      12,137,225
8%, 8/25/17                                                                             438             442
8.50%, 7/1/32                                                                        50,344          55,519
Federal National Mortgage Assn. Grantor Trust, Gtd. Trust Mtg. Pass-Through
Certificates, Trust 2002-T1, Cl. A2, 7%, 11/25/31                                 1,696,846       1,700,878
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                                                    19,108          20,111
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23                                              983,245       1,025,423
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23(8)                                        3,858,230       4,093,623
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                467,532         490,006
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                   237,088         253,104
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                            1,599,200       1,670,858
Trust 1998-61, Cl. PL, 6%, 11/25/28                                               2,362,383       2,448,609

                       4 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                 PRINCIPAL
                                                                                   AMOUNT        VALUE
                                                                                -----------   -----------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                          $ 2,793,950   $ 2,907,059
Trust 1999-60, Cl. PG, 7.50%, 12/25/29                                           10,164,143    10,732,733
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                            2,538,051     2,704,578
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                  152,637       153,447
Trust 2001-74, Cl. QE, 6%, 12/25/31                                              10,770,269    11,144,279
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                             2,058,908     2,174,593
Trust 2002-16, Cl. PG, 6%, 4/25/17                                                2,224,000     2,343,221
Trust 2002-2, Cl. UC, 6%, 2/25/17                                                 1,362,378     1,425,052
Trust 2002-56, Cl. FN, 3.606%, 7/25/328(1)                                        1,857,222     1,842,370
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                 7,427,312     7,817,712
Trust 2003-130, Cl. CS, 8.888%, 12/25/33(1)                                       7,863,998     8,193,544
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                             6,305,000     6,494,987
Trust 2003-21, Cl. FK, 3.006%, 3/25/33(1)                                           700,382       682,334
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                             8,316,000     8,509,390
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                             1,492,000     1,546,595
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                            11,330,000    11,469,276
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                  711,223       709,453
Trust 2004-101, Cl. BG, 5%, 1/25/20                                               2,677,000     2,765,485
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                           2,450,000     2,525,289
Trust 2005-104, Cl. MC, 5.50%, 12/25/25                                          12,573,000    12,982,466
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                          10,000,000    10,221,632
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                             2,480,000     2,490,899
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35(1)                                        2,956,341     3,226,269
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                             1,260,000     1,238,365
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                            7,149,971     7,318,589
Trust 2006-46, Cl. SW, 14.643%, 6/25/36(1)                                        2,522,593     2,980,121
Trust 2006-50, Cl. KS, 14.644%, 6/25/36(1)                                        3,563,002     4,045,271
Trust 2006-50, Cl. SK, 14.644%, 6/25/36(1)                                        2,526,623     2,886,383
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                             8,131,924     8,321,001
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                             2,753,828     2,758,579
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 42.419%, 3/17/31(5)                                        1,291,500       178,716
Trust 2001-61, Cl. SE, 27.039%, 11/18/31(5)                                       1,811,310       188,868
Trust 2001-65, Cl. S, 35.417%, 11/25/31(5)                                        4,441,591       498,172
Trust 2001-81, Cl. S, 19.85%, 1/25/32(5)                                            553,708        57,029
Trust 2002-12, Cl. SB, 44.235%, 7/25/31(5)                                          884,509        96,564
Trust 2002-2, Cl. SW, 45.919%, 2/25/32(5)                                           995,125       106,243
Trust 2002-38, Cl. IO, 26.769%, 4/25/32(5)                                          365,837        31,468
Trust 2002-41, Cl. S, 48.373%, 7/25/32(5)                                         3,782,056       432,603
Trust 2002-47, Cl. NS, 20.632%, 4/25/32(5)                                        1,407,599       150,403
Trust 2002-5, Cl. SD, 37.311%, 2/25/32(5)                                           648,356        72,800
Trust 2002-51, Cl. S, 20.892%, 8/25/32(5)                                         1,292,446       140,055
Trust 2002-52, Cl. SD, 19.624%, 9/25/32(5)                                        1,457,939       163,379
Trust 2002-60, Cl. SY, 18.827%, 4/25/32(5)                                        5,753,816       154,055
Trust 2002-75, Cl. SA, 36.791%, 11/25/32(5)                                       3,517,837       363,754
Trust 2002-77, Cl. IS, 24.942%, 12/18/32(5)                                         623,277        66,287
Trust 2002-77, Cl. SH, 25.14%, 12/18/32(5)                                          729,435        87,085
Trust 2002-84, Cl. SA, 38.677%, 12/25/32(5)                                         881,184        96,687

                         5 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                               ------------   -----------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-89, Cl. S, 46.645%, 1/25/33(5)      $  5,566,599   $   604,466
Trust 2002-9, Cl. MS, 22.305%, 3/25/32(5)            45,337         5,020
Trust 2002-96, Cl. SK, 25.59%, 4/25/32(5)           204,808        26,582
Trust 2003-117, Cl. KS, 33.065%, 8/25/33(5)      32,143,169     2,794,026
Trust 2003-118, Cl. S, 33.882%, 12/25/33(5)       8,448,438     1,221,179
Trust 2003-14, Cl. OI, 10.882%, 3/25/33(5)        8,205,182     1,653,704
Trust 2003-33, Cl. SP, 37.82%, 5/25/33(5)         5,388,431       675,025
Trust 2003-4, Cl. S, 32.519%, 2/25/33(5)          1,718,321       199,405
Trust 2003-52, Cl. NS, 37.953%, 6/25/23(5)       27,516,873     3,024,344
Trust 2004-54, Cl. DS, 24.897%, 11/25/30(5)         318,010        30,497
Trust 2005-105, Cl. S, 68.168%, 12/25/35(5)       8,897,025       811,611
Trust 2005-19, Cl. SA, 36.093%, 3/25/35(5)       16,019,563     1,362,534
Trust 2005-40, Cl. SA, 36.103%, 5/25/35(5)        2,837,470       236,811
Trust 2005-6, Cl. SE, 42.619%, 2/25/35(5)         3,424,132       274,605
Trust 2005-71, Cl. SA, 49.239%, 8/25/25(5)        5,680,607       566,590
Trust 2005-83, Cl. SL, 61.969%, 10/25/35(5)      11,489,661     1,024,920
Trust 2005-87, Cl. SE, 96.767%, 10/25/35(5)      21,142,875     1,520,870
Trust 2005-87, Cl. SG, 67.109%, 10/25/35(5)      16,625,904     1,422,196
Trust 2006-119, Cl. MS, 62.474%, 12/25/36(5)      9,310,852       837,918
Trust 2006-33, Cl. SP, 53.593%, 5/25/36(5)       13,120,895     1,497,761
Trust 2006-34, Cl. SK, 53.922%, 5/25/36(5)       18,343,838     2,091,706
Trust 222, Cl. 2, 17.535%, 6/1/23(5)              2,271,259       490,189
Trust 240, Cl. 2, 20.553%, 9/1/23(5)              2,692,267       660,751
Trust 247, Cl. 2, 15.699%, 10/1/23(5)               184,063        44,350
Trust 252, Cl. 2, 15.479%, 11/1/23(5)             1,940,359       484,171
Trust 254, Cl. 2, 9.806%, 1/1/24(5)               3,371,339       834,738
Trust 2682, Cl. TQ, 72.017%, 10/15/33(5)          5,076,290       424,705
Trust 273, Cl. 2, 15.472%, 8/1/26(5)                503,778       122,969
Trust 2981, Cl. BS, 83.417%, 5/15/35(5)           9,518,539       783,384
Trust 301, Cl. 2, 5.866%, 4/1/29(5)               1,267,509       268,419
Trust 303, Cl. IO, (2.768)%, 11/1/29(5)             152,470        37,760
Trust 319, Cl. 2, 10.872%, 2/1/32(5)                770,344       161,361
Trust 321, Cl. 2, 8.93%, 4/1/32(5)                3,176,020       680,658
Trust 322, Cl. 2, 16.106%, 4/1/32(5)              4,093,813       892,842
Trust 324, Cl. 2, 5.832%, 7/1/32(5)               2,516,373       566,430
Trust 331, Cl. 9, 11.439%, 2/1/33(5)              8,126,667     1,416,246
Trust 334, Cl. 14, 14.422%, 2/1/33(5)             7,225,090     1,332,516
Trust 334, Cl. 15, 8.659%, 2/1/33(5)              4,944,865       910,190
Trust 334, Cl. 17, 22.341%, 2/1/33(5)               277,170        51,961
Trust 339, Cl. 7, 10.002%, 7/1/33(5)              9,572,307     2,032,315
Trust 342, Cl. 2, 8.88%, 9/1/33(5)                1,532,320       340,353
Trust 344, Cl. 2, 5.743%, 12/1/33(5)             41,112,894     9,126,315
Trust 345, Cl. 9, 11.109%, 1/1/34(5)              5,502,530     1,157,493
Trust 354, Cl. 2, 7.61%, 11/1/34(5)              13,307,118     2,904,522
Trust 362, Cl. 12, 11.023%, 8/1/35(5)             8,918,395     1,750,089

                         6 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                              PRINCIPAL
                                                                                AMOUNT         VALUE
                                                                             -----------   --------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 362, Cl. 13, 11.028%, 8/1/35(5)                                        $ 4,951,507   $      974,541
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security:
Trust 1993-184, Cl. M, 5.094%, 9/25/23(6)                                        675,988          577,627
Trust 324, Cl. 1, 6.144%, 7/1/32(6)                                              628,357          510,604
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                        1,206,245        1,175,693
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                      5,269,795        5,060,266
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg. Pass-Through
Certificates, Series 2003-AR9, Cl. 2A, 4.039%, 9/25/33(1)                      6,044,930        5,750,613
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR8, Cl. 2A1, 6.131%, 8/25/36(1)                    18,110,501       17,567,460
                                                                                           --------------
                                                                                            1,283,547,138
                                                                                           --------------
GNMA/GUARANTEED -- 0.1%
Government National Mortgage Assn.:
5.625%, 8/8/25-8/8/27(1)                                                          21,674           21,841
7%, 7/29/09                                                                        3,233            3,310
8.50%, 8/1/17-12/15/17                                                           219,989          240,601
9%, 3/29/09-6/29/09                                                                3,514            3,644
10.50%, 12/29/17-5/29/21                                                          16,995           20,515
11%, 11/8/19                                                                      33,270           39,176
12%, 5/29/14                                                                         273              330
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 33.223%, 1/16/27(5)                                    1,357,713          144,913
Series 2002-15, Cl. SM, 27.192%, 2/16/32(5)                                    1,561,636          171,836
Series 2002-41, Cl. GS, 35.891%, 6/16/32(5)                                    1,075,449          166,072
Series 2002-76, Cl. SY, 28.891%, 12/16/26(5)                                     700,196           82,501
Series 2002-78, Cl. S, 17.172%, 11/16/32(5)                                      663,477           76,427
Series 2004-11, Cl. SM, 17.789%, 1/17/30(5)                                      255,603           33,816
Series 2006-47, Cl. SA, 75.786%, 8/16/36(5)                                   16,781,123        1,612,819
                                                                                           --------------
                                                                                                2,617,801
                                                                                           --------------
NON-AGENCY -- 32.6%
COMMERCIAL -- 14.7%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 2.881%, 4/14/29(5)                         13,644,581          498,596
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                         3,580,000        3,524,137
Series 2006-1, Cl. AM, 5.421%, 9/1/45(1)                                      20,850,000       19,099,048
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                        6,320,000        6,213,444
Banc of America Funding Corp., Mtg. Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                1,647,707        1,601,700
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                         1,501,144        1,541,914

                         7 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                PRINCIPAL
                                                                                  AMOUNT         VALUE
                                                                               ------------   ------------
COMMERCIAL CONTINUED
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18, Commercial Mtg.
Pass-Through Certificates, Series PW18, Cl. A2, 5.613%, 6/1/50                 $ 17,675,000   $ 17,275,833
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                   136,332        132,255
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (7.163)%, 6/22/24(5)                 4,336,728        117,463
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                              880,694        887,017
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49             7,620,000      7,426,821
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36(1)                                     12,983,416     10,677,107
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36(1)                                     6,808,377      4,989,424
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                          1,904,284      1,886,421
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                              666,111        656,461
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                        8,039,924      7,734,104
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                         3,029,757      3,035,948
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg.
Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35                  3,449,903      3,117,719
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37               3,833,107      3,718,868
First Union National Bank/Lehman Brothers/Bank of America Commercial Mtg.
Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           763,432        761,435
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                             129,218        127,554
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                           1,850,000      1,835,524
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                           2,250,000      2,231,545
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                          2,000,000      1,974,192
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                         13,098,000     13,029,076
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                         17,310,000     16,975,249
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39                                               10,380,000     10,270,320
GSR Mortgage Loan Trust 2005-4F, Mtg. Pass-Through Certificates, Series
2005-4F, Cl. 6A1, 6.50%, 2/25/35                                                  9,022,421      8,665,827
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                           860,000        847,520

                         8 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                PRINCIPAL
                                                                                  AMOUNT          VALUE
                                                                              -------------   ------------
COMMERCIAL CONTINUED
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                     $   3,566,000   $  3,524,454
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49(1)                                      5,450,000      5,421,738
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                        12,980,000     12,861,882
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                       23,552,000     22,974,792
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2, Commercial
Mtg. Pass-Through Certificates, Series 2005-LDP2, Cl. AM, 4.78%, 7/1/42           8,810,000      8,258,416
JPMorgan Commercial Mortgage Finance Corp., Mtg. Pass-Through Certificates,
Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                           4,369,832      4,508,792
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                             2,700,000      2,683,183
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                                          12,040,000     11,881,497
Series 2006-C1, Cl. AM, 5.217%, 2/11/31(1)                                       11,760,000     10,633,998
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                            13,940,000     13,655,044
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0.732%, 2/18/30(5)                  3,347,458        104,232
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/26/24(3)                            177,173        132,880
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                                             2,066,821      1,906,356
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 3.049%, 10/25/36(1)                                      20,994,486     19,222,194
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through
Certificates, Series 2006-C1, Cl. A2, 5.613%, 5/1/39(1)                           6,100,000      6,084,069
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                           1,620,040      1,623,588
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                       182,000        188,530
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                               5,373,549      5,336,499
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1,
Cl. X, (1.321)%, 5/18/32(5)                                                     164,052,999        243,537
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42               3,769,316      3,744,032
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48              2,146,000      2,104,575
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg, Pass-Through
Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46(1)                        21,026,572     20,189,571

                         9 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                              PRINCIPAL
                                                                                AMOUNT          VALUE
                                                                             ------------   -------------
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2004-V Trust, Mtg. Pass-Through
Certificates, Series 2004-V, Cl. 1A1, 3.835%, 10/1/34(1)                     $ 11,187,793   $  11,242,218
                                                                                            -------------
                                                                                              319,378,599
                                                                                            -------------
MANUFACTURED HOUSING -- 1.3%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36(1)                     14,150,920      13,340,811
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.109%, 3/25/36(1)                     16,658,982      15,977,142
                                                                                            -------------
                                                                                               29,317,953
                                                                                            -------------
MULTIFAMILY -- 8.0%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33(1)                                       9,171,256       9,155,675
Series 2005-F, Cl. 2A3, 4.716%, 7/25/35(1)                                     11,840,018      11,610,699
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.795%, 10/25/36(1)                                            6,499,568       5,854,944
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.888%, 7/25/36(1)                    4,921,322       4,735,565
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.2A4, 5.75%, 1/25/35                         10,018,000       8,556,367
Countrywide Alternative Loan Trust 2005-85CB, Mtg. Pass-Through
Certificates, Series 2005-85CB, Cl.2A3, 5.50%, 2/25/36                          7,710,000       6,854,239
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34(1)                                     8,267,319       8,397,301
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/351                                    11,866,773      11,406,935
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37(1)                                   11,919,745      11,296,946
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                          7,166,000       6,312,768
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35(1)                                   13,037,205      11,190,701
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.149%, 11/25/35(1)                                         19,463,766      18,714,104
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.002%, 6/25/37(1)                       15,884,299      15,063,159
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.996%, 12/25/34(1)                       3,919,937       3,689,752
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.541%, 9/25/34(1)                         3,264,708       3,103,763
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.541%, 3/25/35(1)                      2,534,482       2,463,835

                         10 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                               PRINCIPAL
                                                                                 AMOUNT          VALUE
                                                                              ------------   -------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.523%, 4/25/35(1)                    $  3,992,665   $   3,733,150
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36(1)                                     6,059,779       5,812,761
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36(1)                                    7,973,466       7,648,310
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates:
Series 2006-AR2, Cl. 2A3, 5.10%, 3/1/36(1)                                      12,530,714      12,017,840
Series 2006-AR2, Cl. 2A6, 5.109%, 3/25/36(1)                                     3,169,041       2,958,369
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36(1)                       3,551,824       3,400,762
                                                                                             -------------
                                                                                               173,977,945
                                                                                             -------------
OTHER -- 0.2%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.761%, 2/25/32(1)                                             3,945,379       3,894,608
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped
Mtg.-Backed Security, Series 1987-3, Cl. B, 69.66%, 10/23/17(5)                      7,453           1,016
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped
Mtg.-Backed Security, Series1987-3, Cl. A, 0.982%, 10/23/17(6)                      11,030          10,709
                                                                                             -------------
                                                                                                 3,906,333
                                                                                             -------------
RESIDENTIAL -- 8.4%
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2003-1, Cl. A6, 6%, 2/1/33                                                7,070,272       6,477,733
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg. Pass-Through
Certificates, Series 2005-S1, Cl. 1A5, 5.50%, 5/25/35                            4,500,000       4,145,099
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-ThroughCertificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21         7,115,299       7,050,981
Countrywide Alternative Loan Trust 2004-24CB, Mtg. Pass-Through
Certificates, Series 2004-24CB, Cl.1A1, 6%, 11/1/34                              8,474,493       6,998,794
Countrywide Alternative Loan Trust 2004-28CB, Mtg. Pass-Through
Certificates, Series 2004-28CB, Cl.3A1, 6%, 1/1/35                               6,706,369       6,009,030
Countrywide Alternative Loan Trust 2005-18CB, Mtg. Pass-Through
Certificates, Series 2005-18CB, Cl. A8, 5.50%, 5/25/36                           9,396,000       8,428,528
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through
Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35                            7,486,271       6,701,387
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                          6,239,780       5,533,775
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                          3,295,590       3,174,985
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates, Series
2007-AR1, Cl. 4A1, 5.834%, 3/1/37(1)                                            11,417,714      10,510,725
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed
Certificates, Series 2005-A1, Cl.2A1, 4.516%, 12/25/34(1)                        2,615,121       2,488,970

                         11 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                PRINCIPAL
                                                                                 AMOUNT           VALUE
                                                                              ------------   ---------------
RESIDENTIAL CONTINUED
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through Certificates,
Series 2006-AR, Cl. 5A3, 5.426%, 6/25/36(1)                                   $  4,750,000   $     4,402,856
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                           3,606,771         3,583,223
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                            2,494,537         2,496,899
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through Certificates, Series
2007-S1, Cl. 3A1, 5.007%, 8/1/22(1)                                             19,221,041        18,231,349
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR14, Cl. 1A1, 5.056%, 12/1/35(1)                     12,447,018        12,112,946
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36(1)                     17,688,912        16,532,599
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through
Certificates, Series 2007-HY6, Cl. 2A1, 5.699%, 6/25/37(1)                      12,074,965        10,979,465
Washington Mutual Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 1A8, 6%, 2/25/37                               15,367,855        15,127,568
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                6,583,182         6,337,863
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR16, Cl. 2A1, 4.943%, 10/1/35(1)                      8,481,254         8,601,921
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR10, Cl. 5A3, 5.597%, 7/1/36(1)                       3,903,307         3,784,521
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR13, Cl. A5, 5.76%, 9/1/36(1)                         8,490,150         7,216,627
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A2, 5.537%, 4/1/36(1)                        7,833,648         5,875,236
                                                                                             ---------------
                                                                                                 182,803,080
                                                                                             ---------------
Total Mortgage-Backed Obligations (Cost $1,988,218,087)                                        1,995,548,849
                                                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
U.S. Treasury Bonds, STRIPS, 3.862%, 2/15/13(9,10)
(Cost $1,261,600)                                                                1,520,000         1,343,467
CORPORATE BONDS AND NOTES -- 20.4%
CONSUMER DISCRETIONARY -- 6.6%
AUTOMOBILES -- 1.1%
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08(2)                         1,780,000         1,781,668
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                           15,830,000        14,116,735
General Motors Acceptance Corp., 8% Bonds, 11/1/31                               7,415,000         5,325,594
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts., 12/19/08(2)      3,145,000         3,178,287
                                                                                             ---------------
                                                                                                  24,402,284
                                                                                             ---------------

                         12 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                            PRINCIPAL
                                                                              AMOUNT         VALUE
                                                                           ------------   ------------
HOTELS, RESTAURANTS & LEISURE -- 0.7%
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                $ 13,840,000   $ 13,805,400
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10(10)             1,400,000      1,319,500
                                                                                          ------------
                                                                                            15,124,900
                                                                                          ------------
HOUSEHOLD DURABLES -- 1.1%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                  6,760,000      6,356,529
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                        5,694,000      5,622,825
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                  6,355,000      6,132,575
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                       6,385,000      6,065,750
                                                                                          ------------
                                                                                            24,177,679
                                                                                          ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                             4,675,000      4,675,000
MEDIA -- 3.3%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08(3)                            14,175,000     14,333,150
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                             5,130,000      5,295,545
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                       6,350,000      5,607,501
Cox Enterprises, Inc., 4.375% Nts., 5/1/08(2)                                10,245,000     10,248,647
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                            7,080,000      7,097,700
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                            9,370,000      9,346,575
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                 2,625,000      2,648,415
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                    9,495,000      9,565,453
Tribune Co., 5.50% Nts., Series E, 10/6/08(3)                                 5,370,000      4,859,850
Univision Communications, Inc., 3.875% Sr. Unsec. Nts., 10/15/08              1,795,000      1,756,856
                                                                                          ------------
                                                                                            70,759,692
                                                                                          ------------
MULTILINE RETAIL -- 0.2%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                 4,070,000      4,080,175
SPECIALTY RETAIL -- 0.0%
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08(1)                                546,000        562,380
CONSUMER STAPLES -- 0.8%
FOOD & STAPLES RETAILING -- 0.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                6,950,000      6,661,255
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                              6,668,000      8,046,562
Real Time Data Co., 11% Disc. Nts., 5/31/09 (3),(11),(12)                       476,601             --
                                                                                          ------------
                                                                                            14,707,817
                                                                                          ------------
HOUSEHOLD PRODUCTS -- 0.1%
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                                  1,655,000      1,663,158
ENERGY -- 1.3%
ENERGY EQUIPMENT & SERVICES -- 0.1%
Weatherford International Ltd., 5.15% Nts., 3/15/13                           2,080,000      2,084,957
OIL, GAS & CONSUMABLE FUELS -- 1.2%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                 6,160,000      6,072,818
Canadian National Resources Ltd., 5.90% Nts., 2/1/18                          2,010,000      2,061,028
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                  1,170,000      1,178,322
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub. Nts., 8/1/12             2,310,000      2,324,308
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13      6,075,000      6,219,366

                         13 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                            PRINCIPAL
                                                                              AMOUNT          VALUE
                                                                           ------------   ------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13(2)   $  1,113,803   $  1,145,483
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                       3,060,000      3,102,984
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                           4,347,000      4,507,252
                                                                                          ------------
                                                                                            26,611,561
                                                                                          ------------
FINANCIALS -- 9.6%
CAPITAL MARKETS -- 1.4%

Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34(10)            18,850,000     16,369,924
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts., 12/28/17             15,730,000     15,158,513
                                                                                          ------------
                                                                                            31,528,437
                                                                                          ------------
COMMERCIAL BANKS -- 3.8%
Barclays Bank plc, 6.278% Perpetual Bonds(13)                                29,600,000     23,691,840
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A(2),(13)                      32,400,000     23,270,522
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)                      29,980,000     24,354,553
Popular North America, Inc.:
3.875% Sr. Bonds, Series E, 10/1/08                                           5,450,000      5,430,980
4.70% Nts., 6/30/09(10)                                                       6,799,000      6,817,310
                                                                                          ------------
                                                                                            83,565,205
                                                                                          ------------
CONSUMER FINANCE -- 0.4%
SLM Corp.:
3.95% Nts., Series A, 8/15/08(10)                                             1,780,000      1,757,017
4% Nts., 1/15/09                                                              6,926,000      6,237,999
                                                                                          ------------
                                                                                             7,995,016
                                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
Bank of America Corp., 8% Unsec. Perpetual Nts., Series K(13)                16,140,000     16,191,971
Capmark Financial Group, Inc.:
3.746% Sr. Unsec. Nts., 5/10/10 (1),(2)                                       3,920,000      2,598,019
5.875% Nts., 5/10/12 (2)                                                      8,600,000      5,454,989
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                5,029,000      4,131,067
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57(1)                           10,425,000     10,302,736
                                                                                          ------------
                                                                                            38,678,782
                                                                                          ------------
INSURANCE -- 1.8%
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34(8)                          4,160,000      2,611,282
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66(1)                      19,345,000     15,419,706
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23(2)                  9,470,000     11,797,906
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25(2)                    8,725,000      9,749,708
                                                                                          ------------
                                                                                            39,578,602
                                                                                          ------------
THRIFTS & MORTGAGE FINANCE -- 0.4%
Countrywide Home Loans, Inc., 3.25% Nts., Series L, 5/21/08(10)               7,775,000      7,625,191
INFORMATION TECHNOLOGY -- 0.3%
COMMUNICATIONS EQUIPMENT -- 0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07(3),(11)      200,000              2

                         14 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008/Unaudited

                                                                                           PRINCIPAL
                                                                                             AMOUNT           VALUE
                                                                                         -------------   ---------------
COMPUTERS & PERIPHERALS -- 0.3%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                        $   6,495,000   $     6,686,011
MATERIALS -- 0.0%
CHEMICALS -- 0.0%
Morton International, Inc., 9.75% Credit Sensitive Nts., 6/1/20(1)                              85,000           114,937
TELECOMMUNICATION SERVICES -- 1.0%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08(3)                                                                729,000           729,000
8.875% Unsec. Unsub. Nts., 3/15/12                                                          20,475,000        20,986,875
                                                                                                         ---------------
                                                                                                              21,715,875
                                                                                                         ---------------
UTILITIES -- 0.8%
ELECTRIC UTILITIES -- 0.7%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                  7,977,000         8,550,411
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                          7,494,000         7,859,117
                                                                                                         ---------------
                                                                                                              16,409,528
                                                                                                         ---------------
ENERGY TRADERS -- 0.1%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08(1),(3)                              1,535,000         1,561,863
                                                                                                         ---------------
Total Corporate Bonds and Notes (Cost $474,055,107)                                                          444,309,052
                                                                                                         ---------------

                                                                                                SHARES
                                                                                                ------
COMMON STOCKS -- 0.0%
Chesapeake Energy Corp. (Cost $9)                                                                  181             8,353

                                                                                                 UNITS
                                                                                                ------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
Long Distance International, Inc. Wts., Exp. 4/13/08(3),(14)                                       150                --
Pathmark Stores, Inc. Wts., Exp. 9/19/10(3),(14)                                                 2,028                71
                                                                                                                      --
Total Rights, Warrants and Certificates (Cost $5,577)                                                                 71

                                                                                              SHARES
                                                                                            ----------
INVESTMENT COMPANY -- 2.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 3.29% (15),(16) (Cost $50,639,574)      50,639,574        50,639,574

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED) (COST $2,617,126,550)                                                                   2,588,099,103

                                                                                PRINCIPAL
                                                                                  AMOUNT
                                                                               ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED -- 0.6% (4)
Protective Life Insurance Co., 3.46%, 4/29/08                                  $  2,000,000   2,000,000
Undivided interest of 0.10% in joint repurchase agreement (Principal
Amount/Value $7,000,000,000 with a maturity value of $7,000,486,111) with
Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $7,163,202 on
4/1/08, collateralized by U.S. Agency Mortgages, 0%-6.40%, 3/1/28-3/1/38,
with a value of $7,140,000,000                                                    7,162,705   7,162,705

                         15 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31,2008 / Unaudited

                                                                       PRINCIPAL
                                                                         AMOUNT          VALUE
                                                                      -----------  ---------------
Whitehawk CDO Funding Corp., 2.85%, 6/16/08                           $ 3,000,000  $     3,000,000
                                                                                   ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $12,162,705)                                                    12,162,705

TOTAL INVESTMENTS, AT VALUE (COST $2,629,289,255)                           119.4%   2,600,261,808
                                                                      -----------  ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                       (19.4)    (422,766,202)
                                                                      -----------  ---------------

NET ASSETS                                                                  100.0% $ 2,177,495,606
                                                                      ===========  ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $69,384,915 or 3.19% of the Fund's net assets as of March 31, 2008.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $22,897,190, which represents 1.05% of the Fund's net assets. See accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $62,179,681 or 2.86% of the Fund's net assets as of March 31, 2008.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,550,906 or 0.07% of the Fund's net assets as of March 31, 2008.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $6,007,733. See accompanying Notes.

9. Zero coupon bond reflects effective yield on the date of purchase.

10. Partial or fully-loaned security. See accompanying Notes.

11. Issue is in default. See accompanying Notes.

12. Interest or dividend is paid-in-kind, when applicable.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14. Non-income producing security.

15. Rate shown is the 7-day yield as of March 31, 2008.

16. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                             SHARES          GROSS        GROSS         SHARES
                                                       DECEMBER 31, 2007   ADDITIONS    REDUCTIONS  MARCH 31, 2008
                                                       -----------------  -----------  -----------  --------------
Oppenheimer Institutional Money Market Fund, Cl. E            52,911,646  325,111,167  327,383,239      50,639,574

                                                                      DIVIDEND
                                                           VALUE       INCOME
                                                       ------------  ---------
Oppenheimer Institutional Money Market Fund, Cl. E     $ 50,639,574  $ 393,808

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

                         16 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31,2008 / Unaudited

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                        INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                          SECURITIES       INSTRUMENTS*
-----------------------------------------------------  ----------------  ---------------
Level 1 - Quoted Prices                                $     50,647,927  $       243,267
Level 2 - Other Significant Observable Inputs             2,546,613,810       (2,004,520)
Level 3 - Significant Unobservable Inputs                     3,000,071               --
                                                       ----------------  ---------------

    TOTAL                                              $  2,600,261,808  $    (1,761,253)
                                                       ================  ===============

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                UNREALIZED
                                        NUMBER OF  EXPIRATION                  APPRECIATION
CONTRACT DESCRIPTION          BUY/SELL  CONTRACTS     DATE         VALUE      (DEPRECIATION)
----------------------------  --------  ---------  ----------  -------------  --------------
U.S. Long Bonds                    Buy       1738     6/19/08  $ 206,468,969  $    3,117,184
U.S. Treasury Nts., 2 yr.         Sell       2068     6/30/08    443,909,125      (1,876,563)
U.S. Treasury Nts., 5 yr.         Sell        893     6/30/08    102,011,297        (967,357)
U.S. Treasury Nts., 10 yr.        Sell        718     6/19/08     85,408,344         (29,997)
                                                                              --------------
                                                                              $      243,267
                                                                              ==============

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                      BUY/SELL   NOTIONAL
                                                       CREDIT     AMOUNT   PAY/RECEIVE  TERMINATION      PREMIUM
SWAP COUNTERPARTY    REFERENCE ENTITY                PROTECTION   (000S)   FIXED RATE      DATE      PAID/(RECEIVED)      VALUE
-------------------  ------------------------------  ----------  --------  -----------  -----------  ---------------  ------------
Barclays Bank plc:
                     American International Group,
                     Inc.                                  Sell  $ 22,690        1.850%     9/20/08  $             -  $          -
                     Beazer Homes USA, Inc.                Sell     1,690        2.100      6/20/08                -       (36,747)
                     Capmark Financial Group, Inc.         Sell     3,950        1.000      6/20/12                -    (1,490,011)

                     CDX.NA.IG.9 Index                     Sell    38,560        0.600     12/20/12         (240,958)   (1,426,366)
                     Countrywide Home Loans, Inc.          Sell     5,980        0.750      9/20/08                -      (158,016)

                         17 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31,2008 / Unaudited

                     Dillard's, Inc.                       Sell     3,610        1.900     12/20/08                -       (37,252)

                     General Mills, Inc.                   Sell     3,390        0.400     12/20/12                -           417

                     HCP, Inc.                             Sell     5,350        4.600      3/20/09                -         5,056

                     iStar Financial, Inc.                 Sell     5,555        4.400     12/20/12                -      (739,198)
                     Lehman Brothers Holdings, Inc.        Sell     8,735        0.490      9/20/10                -      (534,556)
                     Merrill Lynch & Co., Inc.             Sell    18,610        0.680      9/20/08                -         2,084

                     Morgan Stanley                        Sell    20,305        2.150      9/20/08                -       134,500

                     Six Flags, Inc.                       Sell     4,885        8.250     12/20/08                -      (657,892)
                     The Bear Stearns Cos., Inc.           Sell       485       14.000      9/20/08                -        26,937

                     Toys "R" Us, Inc.                     Sell     4,370        1.450      9/20/08                -      (149,423)
Credit Suisse
International:

                     ArvinMeritor, Inc.                    Sell     6,980        1.550      9/20/08                -      (172,636)

                     CenturyTel, Inc.                       Buy     3,090        1.300      3/20/13                -        78,931

                     CenturyTel, Inc.                       Buy     1,635        1.740      3/20/13                -        10,425

                     Intelsat Ltd.                         Sell     4,600        3.450      9/20/08                -       (95,648)

                     iStar Financial, Inc.                 Sell       340        6.350      3/20/09                -       (22,124)

                     iStar Financial, Inc.                 Sell     2,540       12.000      3/20/09                -       (36,645)

                     iStar Financial, Inc.                 Sell     1,255        4.000     12/20/12                -      (167,002)

                     Morgan Stanley                        Sell    21,825        2.150      9/20/08                -       144,569

                     Rite Aid Corp.                        Sell     6,565        0.875      6/20/08                -      (140,084)

                     Rite Aid Corp.                        Sell     2,890        7.500      3/20/09                -       (40,027)

                     Saks, Inc.                            Sell     7,380        2.000      9/20/08                -        11,491

                     Sprint Nextel Corp.                   Sell    15,630        6.300      3/20/09                -        30,307
                     The Goodyear Tire & Rubber Co.        Sell     7,205        1.550      9/20/08                -        (1,700)

                     TXU Corp.                             Sell     1,680        5.910     12/20/12                -       (76,497)

                     TXU Corp.                             Sell     1,620        6.050     12/20/12                -       (65,971)

                     TXU Corp.                             Sell     1,685        6.000     12/20/12                -       (71,513)
                     Univision Communications, Inc.        Sell       585       14.600      3/20/09                -         6,212

                     Vornado Realty LP                     Sell     3,520        3.600      3/20/09                -        (6,026)

                     Wachovia Corp.                        Sell     6,920        1.000      3/20/09                -           111

Deutsche Bank AG:

                         18 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31,2008 / Unaudited

                     Ambac Assurance Corp.                 Sell     6,765        4.550      9/20/08                -      (160,648)
                     Ambac Assurance Corp.                 Sell     8,370        4.550      9/20/08                -      (198,762)

                     ABX.HE.AA.06-2 Index                  Sell     2,000        0.170      5/25/46         (239,981)   (1,161,773)
                     Allied Waste North America,
                     Inc.                                  Sell     1,830        2.000      9/20/09                -       (11,648)
                     Allied Waste North America,
                     Inc.                                  Sell     3,020        2.000      9/20/09                -       (19,222)

                     CDX.NA.IG.9 Index                     Sell    46,500        0.600     12/20/12         (469,803)   (1,896,082)

                     Cemex                                 Sell     3,635        2.000      3/20/09                -           487

                     Centex Corp.                          Sell     1,765        1.550      9/20/09                -      (104,850)

                     CenturyTel, Inc.                       Buy     3,040        1.300      3/20/13                -        77,654

                     CenturyTel, Inc.                       Buy     4,970        1.980      3/20/13                -       (20,273)

                     Cit Group Inc.                        Sell       850        5.000     12/20/08                -       (66,224)

                     Cit Group Inc.                        Sell     2,040        5.000      3/20/09         (234,600)     (196,050)
                     Countrywide Home Loans, Inc.          Sell     5,180        3.250      9/20/08                -       (72,826)

                     Dillard's, Inc.                       Sell     2,055        0.750      9/20/08                -       (42,144)

                     Georgia-Pacific Corp.                 Sell     7,075        1.750      9/20/08                -       (64,184)

                     Intelsat Ltd.                         Sell     1,830        2.850      9/20/08                -       (43,448)

                     iStar Financial, Inc.                 Sell     5,320        3.000     12/20/08                -      (413,401)

                     iStar Financial, Inc.                 Sell       880        4.320     12/20/12                -      (117,101)

                     iStar Financial, Inc.                 Sell       320        4.500     12/20/12                -       (42,582)

                     iStar Financial, Inc.                 Sell     9,140        2.925     12/20/08                -      (714,995)

                     iStar Financial, Inc.                 Sell     6,245       12.000      3/20/09                -       (90,097)
                     Lehman Brothers Holdings, Inc.        Sell     9,920        1.410      9/20/08                -      (252,206)
                     Lehman Brothers Holdings, Inc.        Sell     4,270        2.070      3/20/09                -      (113,612)
                     Levi Strauss & Co.                    Sell     2,965        0.900      9/20/08                -        (1,998)

                     Levi Strauss & Co.                    Sell     3,920        1.000      9/20/08                -          (662)

                     MBIA, Inc.                            Sell     2,670        4.900     12/20/12                -      (346,523)

                     MBIA, Inc.                            Sell     4,340        0.520      9/20/08                -      (303,882)

                     MBIA, Inc.                            Sell     4,350        0.600      9/20/08                -      (302,895)
                     Merrill Lynch & Co., Inc.             Sell     3,610        1.850      6/20/08                -        11,314
                     Merrill Lynch & Co., Inc.             Sell     3,600        1.650      9/20/08                -        18,050

                     Owens-Illinois, Inc.                  Sell     3,880        1.250      9/20/08                -           563

                         19 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31,2008 / Unaudited

                     Prudential Financial, Inc.            Sell    10,750        2.050      6/20/09                -       (10,277)
                     Tenet Healthcare Corp.                Sell     6,900        1.600      3/20/09                -       (87,906)
                     The Bear Stearns Cos., Inc.           Sell    18,130        2.350      9/20/08                -       (50,855)
                     The Bear Stearns Cos., Inc.           Sell     1,600        2.750      9/20/08                -        (1,283)

                     Vornado Realty LP                     Sell     7,180        3.875      6/20/09                -         7,187

                     Wachovia Corp.                        Sell    15,690        1.000      3/20/09                -           258
                     Washington Mutual, Inc.               Sell     5,895        4.500     12/20/08                -      (124,809)
                     Washington Mutual, Inc.               Sell     1,195        4.500     12/20/08                -       (25,301)

Goldman Sachs
Capital Markets LP:

                     ABX.HE.AA.06-2 Index                  Sell     2,680        0.170      5/25/46       (1,058,537)   (1,554,324)

                     ABX.HE.AA.06-2 Index                  Sell       730        0.170      5/25/46          (60,146)     (423,379)
                     Amkor Technology, Inc.                Sell       620        2.650      9/20/08                -           795
                     Capmark Financial Group, Inc.         Sell     4,595        0.950      6/20/12                -    (1,738,826)

                     Citigroup, Inc.                       Sell     6,105        1.250      9/20/08                -      (399,395)


                     Dole Food Co., Inc.                   Sell     7,090        3.880      9/20/08                -      (298,680)

                     D.R. Horton, Inc.                     Sell     2,490        4.210     12/20/08                -         4,442

                     First Data Corp.                      Sell     4,365        1.150      9/20/08                -       (44,575)

                     First Data Corp.                      Sell     1,890        4.700      3/20/09                -        (9,533)

                     General Mills, Inc.                   Sell     6,860        0.380     12/20/12                -        (5,220)

                     iStar Financial, Inc.                 Sell     1,445        3.950     12/20/12                -      (192,285)
                     K. Hovnanian Enterprises, Inc.        Sell     3,185        6.750      9/20/08                -      (124,613)
                     Merrill Lynch & Co., Inc.             Sell     8,170        1.850      6/20/08                -        25,605

                     Morgan Stanley                        Sell     4,190        1.500      9/20/08                -        16,236

                     Pulte Homes, Inc.                     Sell     7,100        2.750      9/20/09                -       (96,262)

                     R.H. Donnelley Corp.                  Sell     7,680        9.000      3/20/09                -      (265,974)

                     Sara Lee Corp.                         Buy     5,975        0.419      9/20/12                -       164,952

                     Six Flags, Inc.                       Sell       315       10.850     12/20/08                -       (37,222)
                     Smurfit-Stone Container
                     Enterprises, Inc.                     Sell     7,175        1.450      9/20/08                -          (215)

                     Sprint Nextel Corp.                   Sell     5,620        6.300      3/20/09                -        10,897
                     Univision Communications, Inc.        Sell     1,590        5.000      6/20/09         (159,000)      (14,603)

                         20 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Lehman Brothers
Special Financing,
Inc.:

                        ABX.HE.AA.06-2 Index             Sell       990       0.170      5/25/46     (242,494)        (573,357)

                        ABX.HE.AA.06-2 Index             Sell     6,280       0.170      5/25/46   (4,065,796)      (3,637,056)
                        Ambac Assurance Corp.            Sell     3,530       4.650      9/20/08            -          (82,087)

                        Capital One Bank                  Buy     3,635       1.800     12/20/12            -          265,282

                        CenturyTel, Inc.                  Buy     3,645       1.430      3/20/13            -          (72,466)
                        Companhia Vale
                        Do Rio Doce                      Sell     3,580       1.590      3/20/17            -         (263,352)

                        CVRD Inco Ltd.                    Buy     3,580       0.710      3/20/17            -          116,550

                        Dole Food Co., Inc.              Sell     1,320       3.450      9/20/08            -          (58,345)

                        D.R. Horton, Inc.                Sell     7,430       4.200     12/20/08            -           12,713

                        General Mills, Inc.              Sell     4,915       0.400     12/20/12            -              605
                        Genworth Financial, Inc.         Sell    10,845       3.250      3/20/09            -           15,899

                        Georgia-Pacific LLC              Sell       800       0.800     12/20/08            -          (16,743)
                        Harrah's Operating Co., Inc.     Sell     2,620       2.600     12/20/08            -          (84,427)
                        Harrah's Operating Co., Inc.     Sell     3,625       5.000      3/20/10     (181,250)        (209,500)

                        Levi Strauss & Co.               Sell     1,400       1.750      9/20/08            -            5,061
                        Merrill Lynch & Co., Inc.        Sell     4,015       3.000      9/20/08            -           44,860

                        Morgan Stanley                   Sell    18,645       0.640      9/20/08            -           (8,763)
                        Nortel Networks Corp.            Sell     1,135       1.850      9/20/08            -              106
                        Prudential Financial, Inc.       Sell    11,030       2.100      6/20/09            -           (3,298)

                        R.H. Donnelley Corp.             Sell     1,015       5.000      3/20/09     (101,500)         (99,942)
                        Residential Capital LLC          Sell     5,000       5.000      6/20/08     (650,000)        (958,115)

                        Rite Aid Corp.                   Sell     1,750       3.300      9/20/08            -          (59,523)

                        Saks, Inc.                       Sell     1,100       2.200     12/20/08            -            3,906

                        Sprint Nextel Corp.              Sell    10,560       6.300      3/20/09            -           20,476
                        The Bear Stearns Cos., Inc.      Sell     3,100       2.100      9/20/08            -          (12,577)
                        The Hartford Financial
                        Services Group, Inc.             Sell     3,580       2.350      3/20/09            -           47,245
                        The Hartford Financial
                        Services Group, Inc.             Sell     3,720       2.350      3/20/09            -           49,093

                        Toys "R" Us, Inc.                Sell     1,400       3.300      9/20/08            -          (35,176)

                        Toys "R" Us, Inc.                Sell     2,945       8.610      3/20/09            -          106,630

                        Toys "R" Us, Inc.                Sell       690       8.610      3/20/09            -           24,983

                        21 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                        Tribune Co.                      Sell     2,390       7.350     12/20/08            -         (279,403)
                        Univision Communications, Inc.   Sell       860       3.000     12/20/08            -          (77,117)
                        Univision Communications, Inc.   Sell     7,420       3.000     12/20/08            -         (665,359)
                        Univision Communications, Inc.   Sell     1,470       5.000      3/20/09     (124,950)        (142,315)
                        Washington Mutual, Inc.          Sell     2,785       4.400     12/20/08            -          (60,974)

Morgan Stanley
Capital Services Inc:

                        ABX.HE.AA.06-2 Index             Sell       600       0.170      5/25/46      (47,935)        (347,489)

                        ABX.HE.AA.06-2 Index             Sell     1,240       0.170      5/25/46     (123,994)        (718,145)
                        Beazer Homes USA, Inc.           Sell     4,840       2.150      6/20/08            -         (104,636)
                        Capmark Financial Group, Inc.    Sell     2,140       5.000      6/20/12     (577,800)        (603,559)

                        CDX.NA.IG.9 Index                Sell     9,025       0.600     12/20/12     (217,344)        (333,064)
                        Clear Channel
                        Communications, Inc.             Sell       450       6.300      9/20/12            -          (23,414)
                        Countrywide Home Loans, Inc.     Sell     4,080       0.750      9/20/08            -         (107,810)
                        Countrywide Home Loans, Inc.     Sell    11,880       0.420      6/20/09            -         (789,675)
                        Dow Jones CDX.NA.IG.HVOL.7
                        Index                            Sell    17,000       0.750     12/20/11      (64,344)      (1,368,059)

                        First Data Corp.                 Sell     2,675       1.350      9/20/08            -          (24,639)

                        Ford Motor Co.                   Sell     4,900       6.050     12/20/17            -         (769,628)

                        Ford Motor Co.                   Sell     3,065       7.050     12/20/16            -         (479,749)

                        Ford Motor Co.                   Sell     6,445       7.150     12/20/16            -         (768,102)

                        General Motors Corp.             Sell     3,250       5.800     12/20/16            -         (474,481)

                        General Motors Corp.             Sell     3,440       5.750     12/20/16            -         (509,674)

                        General Motors Corp.             Sell     2,860       5.050     12/20/17            -         (507,639)
                        Harrah's Operating Co., Inc.     Sell     5,585       2.200      9/20/08            -         (122,742)

                        Inco Ltd.                         Buy     3,670       0.630      3/20/17            -          166,831

                        Inco Ltd.                         Buy     3,660       0.700      3/20/17            -          121,783

                        Intelsat Ltd.                    Sell       650       2.750     12/20/08            -          (23,693)

                        iStar Financial, Inc.            Sell     1,085       4.860     12/20/12            -         (144,380)

                        J.C. Penney Co., Inc.            Sell     5,215       1.300     12/20/17            -         (258,064)

                        J.C. Penney Co., Inc.            Sell     4,665       1.070     12/20/17            -         (307,727)
                        K. Hovnanian Enterprises, Inc.   Sell     1,950       1.850      6/20/08            -          (67,860)
                        K. Hovnanian Enterprises, Inc.   Sell     1,950       1.850      6/20/08            -          (67,860)

                        22 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                        Kohl's Corp.                      Buy     7,745       0.870     12/20/17            -          412,855

                        Kohl's Corp.                      Buy     6,995       0.660     12/20/17            -          481,207

                        Lennar Corp.                     Sell     7,820       2.900     12/20/08            -         (214,073)
                        Merrill Lynch & Co., Inc.        Sell    19,415       3.000      9/20/08            -          216,924
                        Merrill Lynch & Co., Inc.        Sell     8,030       3.250      9/20/08            -          105,185
                        Residential Capital LLC          Sell    10,585       6.120      9/20/08            -       (3,462,830)
                        Residential Capital LLC          Sell     1,095       5.000      6/20/08     (147,825)        (209,827)
                        Residential Capital LLC          Sell     1,525       5.000      6/20/08     (221,125)        (292,225)
                        Residential Capital LLC          Sell     2,800       5.000      6/20/08     (406,000)        (536,544)

                        Sara Lee Corp.                    Buy     1,510       0.390      9/20/12            -           43,483

                        Sara Lee Corp.                    Buy     7,680       0.418      9/20/12            -          212,337
                        The Hartford Financial
                        Services Group, Inc.             Sell     3,575       2.400      3/20/09            -           48,949

                        Toys "R" Us, Inc.                Sell     2,605       2.550      9/20/08            -          (75,029)

                        Tribune Co.                      Sell     4,225       1.000      6/20/08            -         (292,493)

                        Vale Overseas Ltd.               Sell     3,670       1.100      3/20/17            -         (331,331)

                        Vale Overseas Ltd.               Sell     3,660       1.170      3/20/17            -         (313,684)
                                                                                                  -----------     ------------
                                                                                                  $(9,635,382)    $(37,126,536)
                                                                                                  ===========     ============

INTEREST RATE SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

SWAP                          NOTIONAL            PAID BY          RECEIVED BY        TERMINATION
COUNTERPARTY                   AMOUNT             THE FUND          THE FUND              DATE             VALUE
------------                -------------       -----------        -----------        -----------       ------------
Credit Suisse                                   Three-Month
                                                    USD BBA
International               $  19,780,000             LIBOR           5.428%             8/7/17         $  2,128,743

                                                Three-Month
                                                    USD BBA
Deutsche Bank AG               16,700,000             LIBOR           5.445              8/8/17            1,819,114
                                                                                                        ------------
                                                                                                        $  3,947,857
                                                                                                        ============

Abbreviation is as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                        23 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited


                                     NOTIONAL                                                       TERMINATION
SWAP COUNTERPARTY                     AMOUNT        PAID BY THE FUND      RECEIVED BY THE FUND         DATE             VALUE
-------------------------------     -----------    -------------------    --------------------     -------------     ------------
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 20 basis     CMBS AAA 8.5+ Index
Barclays Bank plc                   $ 31,280,000                 points   minus 20 basis points          6/1/08       $ 1,003,424

Deutsche Bank AG:
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 15 basis     CMBS AAA 8.5+ Index
                                      24,000,000                 points   minus 15 basis points          8/1/08           770,892
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 20 basis     CMBS AAA 8.5+ Index
                                      14,960,000                 points   minus 20 basis points          5/1/08           479,899
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                         Index minus 55     CMBS AAA 8.5+ Index
                                       1,976,000           basis points    plus 55 basis points          5/1/08            64,623

Goldman Sachs Group, Inc. (The):
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                      70,300,000                  Index     CMBS AAA 8.5+ Index          3/1/09         1,922,784
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                        Index minus 200     CMBS AAA 8.5+ Index
                                      17,150,000           basis points   plus 200 basis points          3/1/09         1,708,082

Lehman Brothers Holdings, Inc.:
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 30 basis     CMBS AAA 8.5+ Index
                                      58,580,000                 points   minus 30 basis points          8/1/08         1,860,924
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 25 basis     CMBS AAA 8.5+ Index
                                      11,550,000                 points   minus 25 basis points          5/1/08           367,345

                        24 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                         Index minus 25     CMBS AAA 8.5+ Index
                                      37,600,000           basis points    plus 25 basis points          2/1/09           507,168
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 40 basis     CMBS AAA 8.5+ Index
                                      36,400,000                 points   minus 40 basis points          6/1/08         1,153,597
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 20 basis     CMBS AAA 8.5+ Index
                                      27,300,000                 points   minus 20 basis points          5/1/08           869,292
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                    Index plus 15 basis     CMBS AAA 8.5+ Index
                                      68,040,000                 points   minus 15 basis points          8/1/09         2,169,099
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                         Index minus 55     CMBS AAA 8.5+ Index
                                      31,250,000           basis points    plus 55 basis points          5/1/08         1,012,649
                                                       If positive, the        If negative, the
                                                    Total Return of the     Total Return of the
                                                        Lehman Brothers    Lehman Brothers U.S.
                                      10,540,000    U.S. CMBS AAA Index          CMBS AAA Index          3/1/09           337,198
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                       1,500,000                  Index     CMBS AAA 8.5+ Index          3/1/09            47,989
                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                        Index minus 250     CMBS AAA 8.5+ Index
                                       3,410,000           basis points   plus 250 basis points          3/1/09           173,729

                                                       If positive, the
                                                    Total Return of the        If negative, the
                                                        Lehman Brothers     Total Return of the
                                                     U.S. CMBS AAA 8.5+    Lehman Brothers U.S.
                                                        Index minus 200     CMBS AAA 8.5+ Index
                                      17,050,000           basis points   plus 200 basis points          3/1/09         1,465,178

                        25 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                               Index minus 45       CMBS AAA 8.5+ Index
                        39,950,000               basis points      plus 45 basis points       5/1/08        1,291,574
Morgan Stanley:
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                          Index plus 25 basis       CMBS AAA 8.5+ Index
                         5,250,000                     points     minus 25 basis points       5/1/08          154,564
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                              Index minus 150       CMBS AAA 8.5+ Index
                        34,250,000               basis points     plus 150 basis points       8/1/08          830,800
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                          Index plus 40 basis       CMBS AAA 8.5+ Index
                        25,800,000                     points     minus 40 basis points       6/1/08          714,669
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                               Index minus 90       CMBS AAA 8.5+ Index
                        31,280,000               basis points      plus 90 basis points       6/1/08          866,766
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                         2,500,000                      Index       CMBS AAA 8.5+ Index       8/1/08           60,733
                                             If positive, the          If negative, the
                                          Total Return of the       Total Return of the
                                              Lehman Brothers      Lehman Brothers U.S.
                        37,800,000        U.S. CMBS AAA Index            CMBS AAA Index       2/1/09          845,192
                                             If positive, the          If negative, the
                                          Total Return of the       Total Return of the
                                              Lehman Brothers      Lehman Brothers U.S.
                        71,500,000        U.S. CMBS AAA Index            CMBS AAA Index       3/1/09        1,656,702
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                              Index minus 250       CMBS AAA 8.5+ Index
                        19,530,000               basis points     plus 250 basis points       3/1/09        1,620,233

                        26 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                              Index minus 250       CMBS AAA 8.5+ Index
                        31,780,000               basis points     plus 250 basis points       3/1/09        3,758,125
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                              Index minus 350       CMBS AAA 8.5+ Index
                        26,480,000               basis points     plus 350 basis points       3/1/09        3,158,647
                                             If positive, the
                                          Total Return of the          If negative, the
                                              Lehman Brothers       Total Return of the
                                           U.S. CMBS AAA 8.5+      Lehman Brothers U.S.
                                          Index plus 20 basis       CMBS AAA 8.5+ Index
UBS AG                   9,400,000                     points     minus 20 basis points       5/1/08          302,282
                                                                                                       --------------
                                                                                                       $   31,174,159
                                                                                                       ==============

Abbreviation is as follows:

CMBS Commercial Mortgage Backed Securities


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

                        27 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                       WHEN-ISSUED OR DELAYED DELIVERY
                                             BASIS TRANSACTIONS
                                       -------------------------------
Purchased securities                         $  416,280,989
Sold securities                                   6,138,363

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

                        28 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2008, securities with an aggregate market value of $2, representing less than 0.01% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

                        29 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

                        30 | OPPENHEIMER CORE BOND FUND

Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on future movements of interest rates where the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $11,923,383. Collateral of $12,162,705 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   2,629,916,317
Federal tax cost of other investments              (434,738,446)
                                              -----------------
Total federal tax cost                        $   2,195,177,871
                                              =================

Gross unrealized appreciation                 $      87,443,097
Gross unrealized depreciation                      (109,223,477)
                                              -----------------
Net unrealized depreciation                   $     (21,780,380)
                                              =================

                        31 | OPPENHEIMER CORE BOND FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:  /s/ John V. Murphy
     ---------------------------
     John  V. Murphy
     Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John V. Murphy
     ---------------------------
     John V. Murphy
     Principal Executive Officer

Date: 05/14/2008

By:  /s/ Brian W. Wixted
     ---------------------------
     Brian W. Wixted
     Principal Financial Officer

Date: 05/14/2008